KinerjaPay Corp. - Statements of Cash Flows	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash flows from operating activities:
Net loss	(2,087,787)	(56,830)	(293,104)	(188,265)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	86	0	0	0
Amortization of debt discount	0	24,896	37,058	70,864
Loss on extinguishment of debt	9,003	0	199,305	0
Common stock issued for services	1,431,133	0	0	32,500
Changes in net assets and liabilities:
(Increase) decrease in prepaid expenses	$ (59,181)	$ 0	$ 0	$ 0
Increase (decrease) in accounts payables	81,426	0	0	0
Increase (decrease) in accrued liabilities	7,127	10,726	0	0
Increase (decrease) in accounts payable and accrued liabilities	0	0	7,659	6,754
Net Cash used in operating activities	$ (618,193)	$ (21,208)	$ (49,082)	$ (78,147)
Cash flows from investing activities:
Purchase of equipment	(1,722)	0	0	0
Cash used in investing activities	$ (1,722)	$ 0	$ 0	$ 0
Cash flows from financing activities:
Proceeds from debt	$ 0	$ 20,000	$ 47,439	$ 79,000
Proceeds from common stock offering	654,987	0	250,013	0
Principal payments made on debt	(8,689)	0	0	0
Net cash provided by financing activities	$ 646,298	$ 20,000	$ 297,452	$ 79,000
Foreign currency adjustment	226	0	0	0
Net (decrease) increase in cash	$ 26,609	$ (1,208)	$ 248,370	$ 853
Cash - beginning of period	250,194	1,824	1,824	971
Cash - end of period	276,803	616	250,194	1,824
Supplemental Disclosure of Cash Flow Information:
Debt discount attributable to beneficial conversion feature	0	13,333	15,333	78,000
Stock issued to settle debt and accrued interest	15,750	0	143,604	0
Stock returned to treasury	0	0	1,000	0
Shares issued for restricted cash	250,013	0	0	0